LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Components of Lease Expense and Supplemental Cash Flow Information

The components of lease expense and supplemental cash flow information related to leases for the years ended December 31, 2020 and 2021 were as follows:

	Year ended December 31,
	2019	2020	2021

Components of lease expense
Operating lease cost	$5,624	$5,484	$4,869
Short-term lease	$75	$43	$100
Total lease expenses	$5,699	$5,527	$4,969

	Year ended December 31,
	2019	2020	2021

Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	$5,718	$5,489	$4,843

Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$8,346	$1,773	$19,166

Schedule of Maturities of Lease Liabilities

Maturities of lease liabilities as of December 31, 2021 were as follows:

2022	4,452
2023	3,740
2024	2,778
2025	2,396
2026 and thereafter	12,326
Total operating lease payments	25,692
Less: imputed interest	4,123
Present value of lease liability	21,569